Post-Retirement Benefit Obligations - Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Post-retirement benefit obligations	¥ 2,538	¥ 2,584
Less: current portion	(165)	(165)
Non-current portion	¥ 2,373	¥ 2,419